COMMITMENTS AND CONTINGENCIES	6 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on the Company’s consolidated financial position or results of operations or liquidity.

Capital Investment Obligation

Zhangzhou Meijia Metal Product Ltd.

Meijia was incorporated under the laws of the People’s Republic of China with a total registered capital of RMB 60.0 million ($8.4 million). As of June 30, 2023, RMB44.6 million ($6.3 million) capital contribution has been made. During six months ended December 31, 2023, the Company didn’t make additional capital contribution in Meijia.

As of the date of this report, pursuant to the articles of incorporation of Meijia, the Company is obligated to contribute the remaining RMB15.4 million ($2.2 million) capital investment into Meijia before December 30, 2025 whenever the Company has available funds.

Capital Expenditure Commitment

Our capital expenditures are incurred primarily in connection with the Company build new manufacturing and operating facilities, which include warehouse, workshops, office building, security gate, employee apartment building, electrical transformer station and exhibition hall, etc. in prior years. The future minimum capital expenditure commitment on these projects was $246,177 as of December 31, 2023.